Summary Of Significant Accounting Policies - Major Charters (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dalian Ocean Shipping Co.
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage	32.00%	43.30%	43.90%
Navig8 Inc
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage	22.40%
STX Panocean Co LTD
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage		10.70%
Blue Light Chartering Inc.
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage			11.50%
Jacob Tank Chartering GMBH & CO. KG
Entity Wide Revenue Major Customer [Line Items]
Credit Risk Concentration Percentage			11.30%